PROVISION FOR CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contingencies Broken Down

	2018	2017
Labor	1,457,181	697,190
Tax	650,083	660,304
Civil (i)	2,931,456	10,941

Total provisions	5,038,720	1,368,435

Current	680,542
Non-current	4,358,178	1,368,435

Summary of Activity of Contingency Provision

The following summarizes the activity of the contingency provision:

	Labor	Tax	Civil	Total
Balance in 12/31/2016	543,026	576,133	9,915	1,129,074

Monetary variation (i)	162,695	99,902	1,914	264,511
Additions/(reversals) (i)	92,803	49,616	1,098	143,517
Write-offs for payment/terminations (ii)	(101,334)	(65,347)	(1,986)	(168,667)

Balance in 12/31/2017	697,190	660,304	10,941	1,368,435

Monetary variation (i)	22,244	77,697	19,072	119,013
Additions/(reversals) (i)	(57,200)	(49,659)	133,465	26,606
Write-offs for payment/terminations (ii)	(241,225)	(38,259)	(378,339)	(657,823)
Reclassification from liabilities subjected to compromise	1,036,172		3,146,317	4,182,489

Balance in 12/31/2018	1,457,181	650,083	2,931,456	5,038,720

(i)

The Company has been continually monitoring its proceedings, as well as the reprocessing of the provision estimation model taking into account the new profile and history of discontinuation of lawsuits in the context of the approval and Ratification of the JRP. Accordingly, the Company reversed the provision for contingencies and the related monetary variation.

(ii)

This line item, basically, includes the amounts related to proceedings terminated and included in the list of the Company’s judicial reorganization creditors, which were transferred to the line item trade payables and will be paid according to the terms of the JRP.

Summary of Breakdown of Contingent Liabilities with Possible Unfavorable Outcome, Not recognized in Accounting

The table below shows a summary of the carrying amounts of the main legal matters with possible risk of loss and the amounts on December 31, 2018 and 2017.

	2018	2017
Labor	770,982	53,328
Tax	27,586,094	26,175,239
Civil	1,723,110	191,819

Total	30,080,186	26,420,386